Amortization Expense Related to Contract Acquisition Cost (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Conversion costs
Finite Lived Intangible Assets Amortization Expense [Line Items]
Amortization expense	$ 17,816	$ 19,515	$ 24,014
Payments for processing rights
Finite Lived Intangible Assets Amortization Expense [Line Items]
Amortization expense	$ 16,209	$ 13,099	$ 13,290